Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Common Shares [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated other comprehensive (loss)/income [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	Total New Oriental Education & Technology Group Inc. Shareholders' Equity [Member]	Non-controlling Interests [Member]
Balance at May. 31, 2019	$ 2,525,097	$ 1,588	$ 428,959	$ (10)	$ (23,007)	$ 305,529	$ 1,647,627	$ 2,360,686	$ 164,411
Balance, shares at May. 31, 2019		1,578,497,140
Issuance of treasury stock and common shares for Non-vested Equity Shares("NES")			(7)	7
Issuance of treasury stock and common shares for Non-vested Equity Shares("NES"), Shares		6,903,660
Share-based compensation expenses	62,057		41,326					41,326	20,731
Exercise of share options in Koolearn Technology Holding Limited ("Koolearn Holding")	3,629								3,629
Transfer to statutory reserves						74,549	(74,549)
Net income/ (loss)	354,859						413,333	413,333	(58,474)
Foreign currency translation adjustment	(67,529)				(67,112)			(67,112)	(417)
Unrealized loss on available-for-sale investments, net of tax effect	(748)				(748)			(748)
Purchase of non-controlling interests	(13,370)		(20,045)					(20,045)	6,675
Share option loss	5,752		5,752					5,752
Capital contribution from non-controlling interests	64		103					103	(39)
Balance at May. 31, 2020	2,869,811	$ 1,588	456,088	$ (3)	(90,867)	380,078	1,986,411	2,733,295	136,516
Balance, shares at May. 31, 2020		1,585,400,800		2,616,340
Issuance of treasury stock and common shares for Non-vested Equity Shares("NES")		$ 3	(6)	$ 3
Issuance of treasury stock and common shares for Non-vested Equity Shares("NES"), Shares		5,706,350
Vested NES		$ 1	(1)
Vested NES (Shares)		1,110,000
HK initial public offering, net of issuance cost	1,482,768	$ 98	1,482,670					1,482,768
HK initial public offering, net of issuance cost (Shares)		97,865,000
Share-based compensation expenses	68,880		29,353					29,353	39,527
Exercise of share options in Koolearn Technology Holding Limited ("Koolearn Holding")	1,929								1,929
Transfer to statutory reserves						67,426	(67,426)
Net income/ (loss)	230,021						334,414	334,414	(104,393)
Foreign currency translation adjustment	327,236				325,288			325,288	1,948
Unrealized loss on available-for-sale investments, net of tax effect	27,318				27,318			27,318
Purchase of non-controlling interests	(19,659)		(19,092)		59			(19,033)	(626)
Shares issuance of Koolearn Holdings	29,872		(128)					(128)	30,000
Balance at May. 31, 2021	$ 5,018,176	$ 1,690	1,948,884	$ 0	261,798	447,504	2,253,399	4,913,275	104,901
Balance, shares at May. 31, 2021	1,690,082,150	1,690,082,150
Issuance of treasury stock and common shares for Non-vested Equity Shares("NES")		$ 7	(7)
Issuance of treasury stock and common shares for Non-vested Equity Shares("NES"), Shares		6,884,033
Share-based compensation expenses	$ 132,968		118,487					118,487	14,481
Exercise of share options in Koolearn Technology Holding Limited ("Koolearn Holding")	175								175
Transfer to statutory reserves	0					316	(316)
Net income/ (loss)	(1,220,276)						(1,187,721)	(1,187,721)	(32,555)
Foreign currency translation adjustment	(118,872)				(119,888)			(119,888)	1,016
Unrealized loss on available-for-sale investments, net of tax effect	(12,896)				(12,896)			(12,896)
Loss on sales of restricted shares	(5,751)		(5,751)					(5,751)
Balance at May. 31, 2022	$ 3,793,524	$ 1,697	$ 2,061,613		$ 129,014	$ 447,820	$ 1,065,362	$ 3,705,506	$ 88,018
Balance, shares at May. 31, 2022	1,696,966,183	1,696,966,183